Retirement Plans and Other Retiree Benefits - Target and Actual Asset Allocation of Pension Plan Assets (Detail)	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Target allocation	100.00%	100.00%
Actual allocation	100.00%	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	49.00%	49.00%
Actual allocation	50.00%	47.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	36.00%	36.00%
Actual allocation	35.00%	34.00%
Other Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	15.00%	15.00%
Actual allocation	15.00%	19.00%